Market Risk - Summary of NIM and EVE Sensitivity of Interest Rate Risk (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
+50bps [member]
Disclosure Of Sensitivity Limit Of Risk [Line Items]
NIM sensitivity	£ 212	£ 240
EVE sensitivity (unaudited)	95	54
-50bps [member]
Disclosure Of Sensitivity Limit Of Risk [Line Items]
NIM sensitivity	(125)	(82)
EVE sensitivity (unaudited)	£ (213)	£ (30)